Fair Value Measurements - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Conversion discount		20.00%
Volatility	83.10%	88.50%
Discount Rate		32.80%
Promissory Note [Member]
Discount Rate		15.00%	15.00%
Promissory Note Maturity		1 year 2 months 12 days	2 years 3 months 18 days
Promissory Note [Member] | Maximum [Member]
Discount Rate		40.00%	40.00%
Promissory Note Maturity		2 years 6 months	3 years 6 months
Promissory Note [Member] | Minimum [Member]
Discount Rate		10.00%	20.00%
Promissory Note Maturity		1 year	1 year